RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
Schedule of key management remuneration

	For the years ended December 31,
	2017	2016	2015
Short-term employee benefits
Employee salaries and bonuses	$1,326,702	$1,224,103	$1,310,852
Directors fees	267,785	270,000	270,000
Social security and medical care costs	32,912	43,224	33,433

	1,627,399	1,537,327	1,614,285

Post-employment benefits
Contributions to defined contribution pension plan	15,928	13,646	26,294

Share-based payments	1,055,719	253,766	1,083,985

Total key management remuneration	$2,699,046	$1,804,739	$2,724,564